Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,064,000
Previously Paid Amount	0.00
Total Fee Amount	92.57
Total Offset Amount	0.00
Net Fee	92.57
Narrative - Max Aggregate Offering Price	$ 1,064,000
Final Prospectus	true